Equity - Conversion of Rights (Details) - shares	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 28, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of outstanding right	8,495,316	4,909,066	473,486	3,075,470
Number of shares per right	1
Fractional shares issued upon conversion of rights	0
Public Right
Class of Warrant or Right [Line Items]
Number of outstanding right	6,900,000
Number of shares per right	1
Public Warrants
Class of Warrant or Right [Line Items]
Number of outstanding right	3,450,000
Placement Rights
Class of Warrant or Right [Line Items]
Number of outstanding right	272,500
Merger agreement
Class of Warrant or Right [Line Items]
Issuance of Common Stock to holders of rights	717,250